Schedule of Recognized Profit or Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Interest expenses on lease liability	₪ 726	₪ 719	₪ 480
Variable lease payments not included in the measurement of the lease liability	1,330	988	2,574
Total	₪ 2,056	₪ 1,707	₪ 3,054